CONVERTIBLE PREFERRED SHARES, SHAREHOLDERS' EQUITY (DEFICIT) AND EQUITY INCENTIVE PLAN (Details 4) - Employee Share Purchase Plan	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	41.00%
Expected dividend yield	0.00%
Expected term (in years)	6 months 25 days
Risk free interest	0.06%